Summary of Significant Accounting Policies (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 56,529	$ 80,361
Accounts Receivable
Allowance for doubtful accounts	6,900	2,900
Inventory
Inventory reserves	8,600	24,500
Intangible Assets
Intangible assets, gross	612,426	484,234
Amortization	32,157	26,044
Expected future amortization expense for year ended December 31, 2015	28,500
Expected future amortization expense thereafter	341,500
Research and Development
Research and development expense	362,348	285,811
Other Assets
Deferred offering costs	104,000	154,000
Advertising
Advertising expense	191,936	142,715
Marketing expense	106,875	125,090
Shipping and Handling Costs
Shipping and handling expense	24,268	26,231
Net Loss Per Share
Number of potentially antidilutive shares excluded from the EPS calculation	10.9	2.4
Warranties
Warranty expense	$ 12,144	$ 23,768
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years